Cover	3 Months Ended
May 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	NEXTTRIP, INC.
Entity Central Index Key	0000788611
Entity Tax Identification Number	27-1865814
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3900 Paseo del Sol
Entity Address, City or Town	Santa Fe
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87507
City Area Code	(954)
Local Phone Number	526-9688
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3900 Paseo del Sol
Entity Address, City or Town	Santa Fe
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87507
Contact Personnel Name	William Kerby